COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 16 - COMMITMENTS AND CONTINGENCIES

Operating Leases

The Company leases certain premises under various operating leases.

Future minimum lease payments under such operating leases are as follows:

Year ending
December 31,

2019	3,739
2020	1,541
2021	981
2022	531
2023	273
$7,065

Rent expense for the years ended December 31, 2018, 2017 and 2016 is $4,956, $4,662, and $3,900 respectively.

Letters of Credit and Guarantees

As of December 31, 2018 and 2017, the Company has approximately $233 in outstanding letters of credit. Such letters of credit are being secured by the same amounts in restricted cash with a commercial bank (see Note 2).

As of December 31, 2018 and 2017 the Company has €2,275 and €2,465 ($2,603 and $2,952 as of December 31, 2018 and 2017 respectively) in outstanding guarantees on its lines of credit arrangement in Europe (see Note 8).

Legal Proceedings

Claims by former employees

The Company is subject to wrongful termination claims made by certain former employees of one of its European subsidiaries. The aggregate amount of such claims is approximately $650.

Minimum wage increase

In August 2015, the Company was informed about a court decision, which approved an increase to the minimum wage for the city of SeaTac, Washington (location of Seattle Airport). The increase to the minimum wage was originally approved by a vote in King County, Washington in 2013 (to be effective January 1, 2014). However, a court ruled that SeaTac employees were excluded from this increase because the airport was under the jurisdiction of the Port of Seattle and not the city of SeaTac. In August 2015, this decision was overturned by the State Supreme Court and accordingly, the Company is required to increase the minimum wage of its employees at the SeaTac Airport according to the court decision, effective January 1, 2014. At December 31, 2016, the Company has estimated that it has a liability of approximately $3,600 for back wages (inclusive of interest amounting to approximately $600) and has recorded an accrual for this liability. The Company is also a party to a dispute involving several former employees seeking payment of back wages. During the year ended December 31, 2017 the three legal disputes for back wages due to the SeaTac, WA Minimum Wage Ordinance were settled in the courts and the Company paid out approximately $1,993. As of December 31, 2018, the Company had accrued amounts of $508 (inclusive of interest amounting to $263) for the reminder of the settlement.

General

The Company is subject to various investigations, claims and legal proceedings covering a wide range of matters that arise in the ordinary course of its business activities. These claims are primarily related to grievances filed by current and former employees for unfair labor practices or discrimination, and for passenger aviation claims. Management recognizes a liability for any matter when the likelihood of an unfavorable outcome is deemed to be probable and the amount is able to be reasonably estimated. Management has concluded that such claims, in the aggregate, would not have a material adverse effect on the Company's consolidated financial position, results of operations, or cash flows.

Agency Agreements

In April 2013, prior to the purchase of one of the current subsidiaries in Europe, the Company entered into an agency agreement with a third party to assist it with this transaction. According to the agreement, in the event that the operations in that country are sold in the future, the third-party agent is entitled to a payment of €3,000 ($4,320 as of December 31, 2018).

In March 2016, the Company entered into an agreement with a third party to assist the Company with the possible sale of one of the Company’s subsidiaries. The fees depend on the outcome of the assignment and are between 2% - 5% of the sale consideration but not less than $4,000. In February  2019 the agreement was amended. According to the amendment, in case that less than 50% of the voting stock or majority of the subsidiary assets are being sold the transaction fee will be 5% of the sale consideration but not lower than $3,000.

In August 2017, the Company entered into an agreement with a third party to assist the Company with a possible sale of one of the Company’s subsidiaries. The fees depend on the outcome of the assignment and are between 2% - 10% of the sale consideration but not less than € 2,000 ($2,288 as of December 31, 2018).